Natural and environmental resources (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 29, 2024 USD ($)
Natural and environmental resources
Beginning Balance	$ 47,666
Ending Balance	48,407	$ 47,666
Block CPO-09
Natural and environmental resources
Percentage of interest acquired			45.00%
Consideration transferred			$ 452
Percentage of ownership interest including subsequent percentage			100.00%
Cost
Natural and environmental resources
Additions/capitalizations	502	866
Disposals	(44)	(171)
Foreign currency translation	(3,024)	2,067
Transfers/reclassifications	110	415
Cost | Oil and gas investments
Natural and environmental resources
Beginning Balance	108,855	94,176
Additions/capitalizations	4,691	9,101
CPO-09 assets in business combination		424
Abandonment cost update (Note 23)		0
Disposals	(35)	(117)
Write off exploratory assets and dry wells		0
Capitalized financial interests	334	345
Exchange differences capitalized	2	2
Fair value adjustment in business combination		208
Field reversal		16
Foreign currency translation	(5,694)	4,507
Transfers/reclassifications	3,972	193
Ending Balance	112,125	108,855
Cost | Assets retirement obligations
Natural and environmental resources
Beginning Balance	8,249	10,147
Additions/capitalizations	18	23
CPO-09 assets in business combination		0
Abandonment cost update (Note 23)	1,608	(2,085)
Disposals		0
Write off exploratory assets and dry wells		0
Capitalized financial interests		0
Exchange differences capitalized		0
Fair value adjustment in business combination		0
Field reversal		2
Foreign currency translation	(152)	157
Transfers/reclassifications	16	5
Ending Balance	9,739	8,249
Cost | Exploration and evaluation
Natural and environmental resources
Beginning Balance	10,052	9,719
Additions/capitalizations	5,843	1,417
CPO-09 assets in business combination		326
Abandonment cost update (Note 23)	(30)	(3)
Disposals	(1)	0
Write off exploratory assets and dry wells	(717)	(1,108)
Capitalized financial interests	92	36
Exchange differences capitalized	1	0
Fair value adjustment in business combination		88
Field reversal		0
Foreign currency translation	(357)	55
Transfers/reclassifications	(4,206)	(478)
Ending Balance	10,677	10,052
Accumulated depreciation and impairment losses | Oil and gas investments
Natural and environmental resources
Beginning Balance	(72,930)	(63,010)
Depletion expense	(7,447)	(7,083)
(Loss) recovery of impairment (Note 18)	(244)	(254)
Disposals	5	91
Foreign currency translation	3,323	(2,431)
Transfers/reclassifications	77	(243)
Ending Balance	(77,216)	(72,930)
Accumulated depreciation and impairment losses | Assets retirement obligations
Natural and environmental resources
Beginning Balance	(6,444)	(5,478)
Depletion expense	(315)	(874)
(Loss) recovery of impairment (Note 18)	13	0
Foreign currency translation	97	(80)
Transfers/reclassifications	(236)	(12)
Disposals		0
Ending Balance	(6,885)	(6,444)
Accumulated depreciation and impairment losses | Exploration and evaluation
Natural and environmental resources
Beginning Balance	(116)	(337)
Depletion expense		0
(Loss) recovery of impairment (Note 18)	(41)	(79)
Disposals		0
Foreign currency translation		0
Transfers/reclassifications	124	300
Ending Balance	(33)	(116)
Natural and environmental resources
Natural and environmental resources
Beginning Balance	47,666	45,217
Ending Balance	48,407	47,666
Natural and environmental resources | Oil and gas investments
Natural and environmental resources
Beginning Balance	35,925	31,166
Ending Balance	34,909	35,925
Natural and environmental resources | Assets retirement obligations
Natural and environmental resources
Beginning Balance	1,805	4,669
Ending Balance	2,854	1,805
Natural and environmental resources | Exploration and evaluation
Natural and environmental resources
Beginning Balance	9,936	9,382
Ending Balance	10,644	9,936
Natural and environmental resources | Cost
Natural and environmental resources
Beginning Balance	127,156	114,042
Additions/capitalizations	10,552	10,541
CPO-09 assets in business combination		750
Abandonment cost update (Note 23)	1,578	(2,088)
Disposals	(36)	(117)
Write off exploratory assets and dry wells	(717)	(1,108)
Capitalized financial interests	426	381
Exchange differences capitalized	3	2
Fair value adjustment in business combination		296
Field reversal		18
Foreign currency translation	(6,203)	4,719
Transfers/reclassifications	(218)	(280)
Ending Balance	132,541	127,156
Natural and environmental resources | Accumulated depreciation and impairment losses
Natural and environmental resources
Beginning Balance	(79,490)	(68,825)
Depletion expense	(7,762)	(7,957)
(Loss) recovery of impairment (Note 18)	(272)	(333)
Disposals	5	91
Foreign currency translation	3,420	(2,511)
Transfers/reclassifications	(35)	45
Ending Balance	$ (84,134)	$ (79,490)